UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326
                                                  ----------------------

                          Gabelli Investor Funds, Inc.
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                   -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                   -------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                        ------------------------

                   Date of fiscal year end: December 31, 2003
                                           ----------------------

                     Date of reporting period: June 30, 2003
                                              -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              THE GABELLI ABC FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003


TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                       Sincerely yours,


                                                       /S/ BRUCE N. ALPERT
                                                       Bruce N. Alpert
                                                       Chief Operating Officer
August 8, 2003                                         Gabelli Funds, LLC

THE GABELLI ABC FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       MARKET
    SHARES                               COST           VALUE
    ------                               ----          -------
              COMMON STOCKS -- 13.8%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      5,000   Federal-Mogul Corp.+ .$     14,938   $      1,650
                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
     12,000   Aviall Inc.+ .........     147,918        136,440
     20,000   Fairchild Corp.,
                Cl. A+ .............     157,951         80,600
     18,000   Kaman Corp., Cl. A ...     322,619        210,420
                                    ------------   ------------
                                         628,488        427,460
                                    ------------   ------------
              BROADCASTING -- 0.1%
      4,000   Liberty Corp. ........     175,808        170,000
        800   Salem Communications
                Corp., Cl. A+ ......       6,232         16,009
                                    ------------   ------------
                                         182,040        186,009
                                    ------------   ------------
              BUSINESS SERVICES -- 0.2%
     27,000   McGrath Rentcorp .....   1,012,770        721,980
      2,580   ProcureNet Inc.+ (a) .           0            387
                                    ------------   ------------
                                       1,012,770        722,367
                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.0%
     37,000   BNS Co., Cl. A+ ......     379,803        185,000
     58,500   J.D. Edwards & Co.+ ..     833,449        838,305
    200,000   PeopleSoft Inc.+ .....   3,576,319      3,518,000
    115,000   Veridian Corp.+ ......   3,990,700      4,012,350
                                    ------------   ------------
                                       8,780,271      8,553,655
                                    ------------   ------------
              CONSUMER PRODUCTS -- 4.6%
     64,000   Levcor International
                Inc.+ ..............     150,016        150,400
     45,100   Packaging Dynamics
                Corp.+ .............     300,078        326,524
    120,000   Wella AG+ ............  11,714,490     12,595,025
                                    ------------   ------------
                                      12,164,584     13,071,949
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
      6,000   Ampco-Pittsburgh
                Corp. ..............      69,606         80,400
     50,000   GenTek Inc.+ .........      18,000            900
     40,120   Harbor Global
                Co. Ltd.+ ..........     136,126        300,900
      4,000   Katy Industries
                Inc.+ ..............      41,365         19,520
                                    ------------   ------------
                                         265,097        401,720
                                    ------------   ------------
              ENERGY AND UTILITIES: ELECTRIC -- 0.3%
      5,000   BayCorp Holdings Ltd.+      73,578         69,500
     10,000   DQE Inc. .............     135,000        150,700
     35,000   Northeast Utilities ..     695,575        585,900
                                    ------------   ------------
                                         904,153        806,100
                                    ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 0.0%
     25,000   Progress Energy
                Inc., CVO+ .........      13,000          2,625
                                    ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 0.0%
      1,500   Southwest Gas Corp. ..      26,231         31,770
                                    ------------   ------------


                                                      MARKET
    SHARES                               COST          VALUE
    ------                               ----         -------
              ENERGY AND UTILITIES: WATER -- 0.3%
     20,000   NiSource Inc.+ .......$     40,000   $     44,400
      8,600   SJW Corp. ............     884,315        733,150
                                    ------------   ------------
                                         924,315        777,550
                                    ------------   ------------
              ENTERTAINMENT -- 0.0%
     25,000   GC Companies Inc.+ ...       3,750          3,750
                                    ------------   ------------
              EQUIPMENT AND SUPPLIES -- 0.1%
      1,500   GrafTech International
                Ltd.+ ..............      24,615          8,175
     10,674   Juno Lighting Inc.+ ..     157,139        142,818
                                    ------------   ------------
                                         181,754        150,993
                                    ------------   ------------
              FINANCIAL SERVICES -- 0.2%
     37,500   Argonaut Group Inc. ..   1,113,661        462,375
      1,500   Leucadia National
                Corp. ..............      46,731         55,680
                                    ------------   ------------
                                       1,160,392        518,055
                                    ------------   ------------
              FOOD AND BEVERAGE -- 0.0%
     20,000   Denny's Corp.+ .......      49,969         13,900
        500   Genesee Corp., Cl. A+        1,500          2,688
     11,600   Genesee Corp., Cl. B+        5,008         57,246
        100   Horizon Organic Holding
                Corp.+ .............       2,370          2,383
                                    ------------   ------------
                                          58,847         76,217
                                    ------------   ------------
              HEALTH CARE -- 1.0%
    257,900   Banyu Pharmaceutical
                Co. Ltd. ...........   2,780,879      2,686,928
     10,000   Cobalt Corp.+ ........     206,500        205,500
                                    ------------   ------------
                                       2,987,379      2,892,428
                                    ------------   ------------
              METALS AND MINING -- 0.8%
    124,236   Fording Canadian
                Coal Trust .........   2,479,108      2,230,991
     10,000   Royal Oak Mines Inc.+       11,858             40
                                    ------------   ------------
                                       2,490,966      2,231,031
                                    ------------   ------------
              REAL ESTATE -- 1.9%
     60,000   Chateau Communities
                Inc. ...............   1,793,400      1,775,400
     20,000   Clayton Homes Inc. ...     248,812        251,000
     20,000   Griffin Land &
                Nurseries Inc.+ ....     322,381        276,100
      3,169   HomeFed Corp.+ .......         567          8,715
     35,000   Insignia Financial
                Group Inc.+ ........     382,041        388,850
      1,000   ProLogis .............      22,650         27,300
    218,300   RFS Hotel
                Investors Inc. .....   2,684,764      2,689,456
                                    ------------   ------------
                                       5,454,615      5,416,821
                                    ------------   ------------
              RETAIL -- 1.1%
     28,000   Gucci Group NV, ADR ..   2,439,741      2,744,000
     30,200   Lillian Vernon Corp.+      251,103        218,346
     44,000   Safeway plc ..........     202,661        186,963
     15,000   Selfridges plc .......      97,044         97,525
                                    ------------   ------------
                                       2,990,549      3,246,834
                                    ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                              COST           VALUE
    ------                              ----          -------
              COMMON STOCKS (CONTINUED)
              SATELLITE -- 0.0%
     13,000   Liberty Satellite & Technology
                Inc., Cl. A+ .......$    146,900   $     33,800
                                    ------------   ------------
              TELECOMMUNICATIONS -- 0.0%
     10,141   ATX Communications
                Inc.+ ..............      17,960          3,651
      3,000   Telegroup Inc.+ ......          32              0
     10,000   USN Communications
                Inc.+ (a) ..........         150             10
                                    ------------   ------------
                                          18,142          3,661
                                    ------------   ------------
              WIRELESS COMMUNICATIONS -- 0.0%
        500   American Tower Corp.,
                Cl. A+ .............       7,707          4,425
     14,000   Metricom Inc.+ .......       1,680             84
     50,000   Winstar Communications
                Inc.+ ..............       2,125            100
                                    ------------   ------------
                                          11,512          4,609
                                    ------------   ------------
              TOTAL COMMON STOCKS ..  40,420,693     39,561,054
                                    ------------   ------------
              PREFERRED STOCKS -- 1.1%
              AUTOMOTIVE -- 0.0%
      3,000   General Motors Corp.,
                4.500% Cv. Pfd.,
                Ser. A .............      75,000         73,350
                                    ------------   ------------
              BROADCASTING -- 0.3%
      1,063   Granite Broadcasting Corp.,
                12.750% Pfd.+ ......     439,685        861,030
                                    ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.,
      1,000     7.500% Cv.
                Pfd. +(c)(d) .......          92              0
      2,000     7.500% Cv. Pfd.,
                Ser. A +(d) ........         185              0
                                    ------------   ------------
                                             277              0
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
              WHX Corp.,
     19,000     6.500% Cv. Pfd.,
                Ser. A+ ............     405,907         97,850
     17,000     $3.75 Cv. Pfd.,
                Ser. B+ ............     211,760         86,020
                                    ------------   ------------
                                         617,667        183,870
                                    ------------   ------------
              HOME FURNISHINGS -- 0.0%
      8,000   O'Sullivan Industries
                Holdings Inc.,
                12.000% Pfd.+ ......       4,750          3,000
                                    ------------   ------------
              SPECIALTY CHEMICALS -- 0.7%
     83,000   Hercules Trust I,
                9.420% Pfd. ........   1,965,359      1,981,210
                                    ------------   ------------
              TELECOMMUNICATIONS -- 0.0%
      3,000   Citizens Communications Co.,
                5.000% Cv. Pfd. ....     147,020        159,000
                                    ------------   ------------
              TOTAL PREFERRED
                STOCKS .............   3,249,758      3,261,460
                                    ------------   ------------

  PRINCIPAL                                           MARKET
   AMOUNT                               COST           VALUE
  --------                              ----          -------
              CORPORATE BONDS -- 0.5%
              CABLE -- 0.1%
$   300,000   Charter Communications Inc., Cv.,
                4.750%, 06/01/06 ...$    180,288   $    199,500
                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    100,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%,
                02/15/08+ (d) ......       2,250            375
                                    ------------   ------------
              CONSUMER PRODUCTS -- 0.0%
    200,000   Revlon Consumer Products,
                Sub. Deb.,
                8.625%, 02/01/08 ...     109,239         95,000
                                    ------------   ------------
              ELECTRONICS -- 0.1%
    400,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 ...     317,923        384,000
                                    ------------   ------------
              ENERGY AND UTILITIES -- 0.1%
    300,000   Mirant Corp., Sub. Deb. Cv.,
                2.500%, 06/15/21 ...     226,742        225,000
                                    ------------   ------------
              EQUIPMENT AND SUPPLIES -- 0.1%
    191,000   Robbins & Myers Inc.,
                Sub. Deb. Cv.,
                8.000%, 01/31/08 ...     196,600        212,487
                                    ------------   ------------
              MUTUAL FUNDS -- 0.1%
     33,690(b)  Vanguard High-Yield
                Corporate Bond Fund      209,992        210,563
                                    ------------   ------------
              RETAIL -- 0.0%
    200,000   RDM Sports Group Inc.,
                Sub. Deb. Cv.,
                8.000%, 08/15/03 +(d)      4,000         20,760
                                    ------------   ------------
              TRANSPORTATION -- 0.0%
    850,000   Builders Transport Inc.,
                Sub. Deb. Cv.,
                6.500%,
                05/01/11 +(a)(d) ...       8,500              0
                                    ------------   ------------
              TOTAL CORPORATE BONDS    1,255,534      1,347,685
                                    ------------   ------------
              U.S. GOVERNMENT OBLIGATIONS -- 85.0%
 243,783,000  U.S.  Treasury Bills,
                0.787% to 1.183%++,
                07/03/03 to
                12/26/03 ........... 243,454,602    243,473,365
                                    ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
    SHARES                              COST           VALUE
    ------                              ----          -------
              WARRANTS -- 0.0%
              CONSUMER PRODUCTS -- 0.0%
     10,396   Pillowtex Corp.,
                expire 11/24/09+ ...$     45,461   $        312
                                    ------------   ------------
              TOTAL INVESTMENTS --
                100.4% .............$288,426,048    287,643,876
                                    ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- (0.4)% ....     (1,057,700)
                                                   ------------
              NET ASSETS -- 100.0% .............   $286,586,176
                                                   ============

   PRINCIPAL                          SETTLEMENT    UNREALIZED
    AMOUNT                               DATE      DEPRECIATION
   ---------                         ----------    ------------

                FORWARD FOREIGN EXCHANGE CONTRACTS -- (0.3)%
$ 3,505,500(e)  Deliver Euro Dollars
                  in exchange for
                  USD 4,028,847 ......  07/30/03       (188,127)
  7,564,500(e)  Deliver Euro Dollars
                  in exchange for
                  USD 8,693,828 ......  07/30/03       (688,469)
  5,246,742(f)  Deliver Japanese Yen
                  in exchange for
                  USD 43,828 .........  08/01/03            200
 63,700,000(f)  Deliver Japanese Yen
                  in exchange for
                  USD 532,104 ........  08/01/03          3,127
 20,580,000(f)  Deliver Japanese Yen
                  in exchange for
                  USD 171,911 ........  08/01/03           (110)
243,431,597(f)  Deliver Japanese Yen
                  in exchange for
                  USD 2,033,454 ......  08/01/03         29,700
                                                   ------------
              TOTAL FORWARD FOREIGN
                EXCHANGE CONTRACTS .............   $   (843,679)
                                                   ============
-----------------
              For Federal tax purposes:
              Aggregate cost ...................   $288,426,048
                                                   ============
              Gross unrealized appreciation ....   $  2,129,157
              Gross unrealized depreciation ....     (2,911,329)
                                                   ------------
              Net unrealized appreciation/
               (depreciation) ..................   $   (782,172)
                                                   ============
-----------------
 (a)  Security fair valued under procedures established by the Board of
      Directors.
 (b)  Shares held.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      At June 30, 2003, the market value of Rule 144A securities amounted to $0 or 0.0% of total net assets.
 (d)  Security in default.
 (e)  Principal  amount denoted in Euros.
 (f)  Principal  amount denoted in Japanese Yen.
  +   Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost $288,426,048) ....     $287,643,876
  Cash and foreign currency, at value
    (Cost $11,591) .............................           11,591
  Dividends, reclaims and interest receivable ..          185,729
  Receivable for Fund shares sold ..............          258,602
  Other assets .................................            1,814
                                                     ------------
  TOTAL ASSETS .................................      288,101,612
                                                     ------------
LIABILITIES:
  Payable for investments purchased ............          369,408
  Payable for investment advisory fees .........          106,068
  Payable for Fund shares redeemed .............           12,342
  Payable for distribution fees ................           53,022
  Net unrealized depreciation on forward
    foreign exchange contracts .................          843,679
  Other accrued expenses .......................          130,917
                                                     ------------
  TOTAL LIABILITIES ............................        1,515,436
                                                     ------------
  NET ASSETS applicable to 29,311,107
    shares outstanding .........................     $286,586,176
                                                     ============
NET ASSETS CONSIST OF:
  Capital stock, at par value ..................     $     29,311
  Additional paid-in capital ...................      286,203,884
  Accumulated net investment income ............        1,018,231
  Accumulated net realized gain on investments .          961,127
  Net unrealized depreciation on investments ...       (1,626,377)
                                                     ------------
  TOTAL NET ASSETS .............................     $286,586,176
                                                     ============
  NET ASSET VALUE, offering and redemption price
    per share ($286,586,176 / 29,311,107
    shares outstanding; 1,000,000,000 shares
    authorized of $0.001 par value) ............            $9.78
                                                            =====

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $32,391)     $  410,079
  Interest ..................................      1,349,472
                                                  ----------
  TOTAL INVESTMENT INCOME ...................      1,759,551
                                                  ----------
EXPENSES:
  Investment advisory fees ..................      1,302,827
  Distribution fees .........................        325,707
  Shareholder services fees .................         43,941
  Shareholder communications expenses .......         36,374
  Custodian fees ............................         35,466
  Registration fees .........................         28,572
  Legal and audit fees ......................         16,787
  Directors' fees ...........................          5,568
  Interest expense ..........................          2,088
  Miscellaneous expenses ....................         27,651
                                                  ----------
  TOTAL EXPENSES ............................      1,824,981
                                                  ----------
  Fees waived ...............................       (651,413)
                                                  ----------
  TOTAL NET EXPENSES ........................      1,173,568
                                                  ----------
  NET INVESTMENT INCOME .....................        585,983
                                                  ----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain on investments ..........      1,059,519
  Net change in unrealized appreciation
    (depreciation) on investments ...........      1,952,853
                                                  ----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ..........................      3,012,372
                                                  ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................     $3,598,355
                                                  ==========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                          JUNE 30, 2003      YEAR ENDED
                                                                           (UNAUDITED)    DECEMBER 31, 2002
                                                                        ---------------   -----------------
OPERATIONS:
  Net investment income .............................................     $    585,983      $  1,918,519
  Net realized gain on investments ..................................        1,059,519         1,340,955
  Net change in unrealized appreciation (depreciation) on investments        1,952,853        (1,021,955)
                                                                          ------------      ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............        3,598,355         2,237,519
                                                                          ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .............................................               --        (1,365,987)
  Net realized gain on investments ..................................               --        (1,181,891)
                                                                          ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................               --        (2,547,878)
                                                                          ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets from capital share transactions ........       21,973,623        93,915,547
                                                                          ------------      ------------
  NET INCREASE IN NET ASSETS ........................................       25,571,978        93,605,188
NET ASSETS:
  Beginning of period ...............................................      261,014,198       167,409,010
                                                                          ------------      ------------
  End of period .....................................................     $286,586,176      $261,014,198
                                                                          ============      ============

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2003, there were no repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2003, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates. As of April 1, 2002, the Adviser has voluntarily agreed to reduce its advisory fee by 50 basis points. For the six months ended June 30, 2003, the Advisor waived fees in the amount of $651,413.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $325,707, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $153,828,257 and $81,746,176, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $17,050 to Gabelli & Company, Inc.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2003, the Fund reimbursed the Adviser $17,259 in connection with the cost of computing the Fund's net asset value.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings during the six months ended June 30, 2003.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

8. CAPITAL STOCK TRANSACTIONS. Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                            JUNE 30, 2003                       YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2002
                                                     ----------------------------      ----------------------------
                                                       SHARES           AMOUNT           SHARES           AMOUNT
                                                     ----------      ------------      -----------    -------------
Shares sold ........................................  6,232,527      $ 60,688,652       20,404,013    $ 197,592,960
Shares issued upon reinvestment of dividends .......         --                --          195,131        1,881,060
Shares redeemed .................................... (3,986,010)      (38,715,029)     (10,887,522)    (105,558,473)
                                                     ----------      ------------      -----------    -------------
  Net increase .....................................  2,246,517      $ 21,973,623        9,711,622    $  93,915,547
                                                     ==========      ============      ===========    =============

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                        SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003   -------------------------------------------------------------
                                           (UNAUDITED)      2002         2001          2000         1999         1998
                                        ----------------  --------     --------       -------      -------      -------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ... $   9.64      $   9.65     $   9.45       $  9.44      $  9.59      $ 10.23
                                            --------      --------     --------       -------      -------      -------
   Net investment income ..................     0.02          0.07         0.10          0.19         0.26         0.22
   Net realized and unrealized gain
     on investments .......................     0.12          0.01         0.33          0.83         0.59         0.90
                                            --------      --------     --------       -------      -------      -------
   Total from investment operations .......     0.14          0.08         0.43          1.02         0.85         1.12
                                            --------      --------     --------       -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..................       --         (0.05)       (0.09)        (0.12)       (0.14)       (0.22)
   Net realized gain on investments .......       --         (0.04)       (0.14)        (0.89)       (0.86)       (1.54)
                                            --------      --------     --------       -------      -------      -------
   Total distributions ....................       --         (0.09)       (0.23)        (1.01)       (1.00)       (1.76)
                                            --------      --------     --------       -------      -------      -------
   NET ASSET VALUE, END OF PERIOD ......... $   9.78      $   9.64     $   9.65       $  9.45      $  9.44      $  9.59
                                            ========      ========     ========       =======      =======      =======
   Total return+ ..........................     1.5%          0.9%         4.6%         10.9%         9.0%        11.1%
                                            ========      ========     ========       =======      =======      =======
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ... $286,586      $261,014     $167,409       $62,372      $42,783      $39,358
   Ratio of net investment income
     to average net assets ................    0.45%(d)      0.74%        1.43%         1.55%        1.37%        1.00%
   Ratio of operating expenses
     to average net assets before
     fees waived (c) ......................    1.40%(d)      1.39%        1.46%(b)      1.50%(b)     1.47%        1.69%(a)
   Ratio of operating expenses
     to average net assets net of
     fees waived ..........................    0.90%(d)      0.99%        1.46%(b)      1.50%(b)     1.47%        1.69%(a)
   Portfolio turnover rate ................     165%          252%         308%          312%         672%         299%

--------------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) The ratio of operating expenses to average net assets for the year ended December 31, 1998, does not include a reduction of expenses for custodian fee credits. Including such credits, the ratio would have been 1.68%.
(b) The fund incurred interest expense during the years ended December 31, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.44% and 1.45%, respectively.
(c) During the period from April 1, 2002 through June 30, 2003, the Advisor voluntarily waived certain fees. If such waiver had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(d)  Annualized.

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                       Mary E. Hauck
CHAIRMAN AND CHIEF                          (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER                          GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.               MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                         Karl Otto Pohl
ATTORNEY-AT-LAW                             FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                   DEUTSCHE BUNDESBANK

Vincent D. Enright                          Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT                VICE PRESIDENT/MEDICAL AFFAIRS
AND CHIEF FINANCIAL OFFICER                 LAWRENCE HOSPITAL CENTER
KEYSPAN ENERGY CORP.

                                    OFFICERS
Bruce N. Alpert                             Gus Coutsouros
PRESIDENT                                   VICE PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB408Q203SR

                                                [GRAPHIC OMITTED]
                                                PICTURE OF MARIO GABELLI

                                                THE
                                                GABELLI
                                                ABC
                                                FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Investor Funds, Inc.
             ---------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                           ------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                           ------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           ------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                           ------------------------------------------------


By (Signature and Title)*  /s/ Gus A. Coutsouros
                           ------------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                                09/03/03
                           ------------------------------------------------



* Print the name and title of each signing officer under his or her signature.